Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Jan. 31, 2022	Jan. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 458,391	$ 1,057,994	$ (251,926)	$ 4,067,206
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	678,710	572,238	779,442	663,001
Amortization of debt discount			2,437	17,864
Amortization of right of use assets	272,927	163,141	190,798	138,311
Amortization of intangibles	367,286		43,660
Share-based compensation	35,959	20,467	32,918	52,895
Change in deferred tax asset	97,606	383,313	296,472	(744,973)
Changes in operating assets and liabilities:
Accounts receivable	735,018	12,445	(938,409)	(245,906)
Inventories	(673,166)	(419,527)	(474,527)	51,206
Prepaid expenses	(111,551)	(75,184)	254,220	(267,619)
Security deposits		(2,979)	(32,072)
Accounts payable and accrued expenses	1,664,762	562,095	1,175,677	99,249
Operating lease liability	(261,128)	(141,206)	(168,849)	(132,694)
Net Cash Provided by Operating Activities	3,184,020	2,132,797	909,841	3,698,540
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for fixed assets	(507,547)	(657,607)	(862,415)	(419,373)
Cash paid for intangible assets				(32,567)
Acquisition of companies – net of cash acquired			(10,408,542)
Net Cash (Used in) Investing Activities	(1,007,547)	(657,607)	(11,270,957)	(451,940)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of term loan	(905,172)			(641,844)
Borrowings from term loan			7,500,000
Cash paid for financing fees			(63,750)
Repayments of term loan				(441,663)
Proceeds from promissory note				330,505
Repayment of promissory note				(330,505)
Borrowings (repayments) of line of credit, net			765,000	(2,997,348)
Repayment of finance lease obligations	(190,349)	(144,910)	(199,176)	(156,450)
Proceeds from exercise of options	26,250	19,080	19,080	14,400
Proceeds from exercise of warrants				3,773,182
Net Cash Provided by (Used in) Financing Activities	452,216	(125,830)	8,021,154	(449,723)
Net Increase in Cash	2,628,689	1,349,360	(2,339,962)	2,796,877
Cash - Beginning of Period	850,598	3,190,560	3,190,560	393,683
Cash - End of Period	3,479,287	4,539,920	850,598	3,190,560
Cash Paid During the Period for:
Income taxes	9,170	6,830
Interest	369,400	28,748	52,221	174,735
SUPPLEMENTARY DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Operating lease asset additions		347,585	2,457,502
Non-cash consideration paid in common stock for equity investment in Chef Inspirational	700,000
Preferred B accrued dividends	1,100
Finance lease asset additions	72,068	128,050	128,050	401,387
Acquisition of software via contract liability				55,072
Related party loan to finance acquisition			3,000,000
Amortization of debt discount	9,670		$ 2,438	$ 17,864
Income from equity method investment in Chef Inspirational	(90,464)
Cash paid for investment in Chef Inspirational	(500,000)
Proceeds in advance of preferred stock offering	185,000
Proceeds from preferred stock offering	1,180,000
Payment of stock offering costs	(57,200)
Borrowings of line of credit, net	225,000
Payment of Preferred B dividends	$ (11,313)